Derivative Instruments - Schedule of Total Outstanding Notional Amount and Fair Value of Derivative Instruments (Detail) (USD $)	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Notional Amount	$ 128,600,000	$ 258,700,000
Derivative Assets		2,300,000
Derivative Liabilities	3,300,000	500,000
Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	125,000,000
Derivatives Accounted for As Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		9,700,000
Derivative Assets		500,000
Derivatives Not Accounted for As Hedges [Member] | Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	3,600,000	124,000,000
Derivative Assets		1,800,000
Derivative Liabilities	200,000
Derivatives Not Accounted for As Hedges [Member] | Interest Rate Swap Contracts [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	125,000,000	125,000,000
Derivative Liabilities	$ 3,100,000	$ 500,000